Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Mar. 03, 2025
Registrant Name	dei_EntityRegistrantName	J.P. Morgan Exchange-Traded Fund Trust
CIK	dei_EntityCentralIndexKey	0001485894
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 03, 2025
Document Effective Date	dei_DocumentEffectiveDate	Mar. 03, 2025
Prospectus Date	rr_ProspectusDate	Mar. 03, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
U.S. Research Enhanced Large Cap ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JUSA